Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Noncontrolling Interest
Balance at Dec. 31, 2014	$ 17,454,524	$ 11,667	$ 11,108,133	$ 1,862,365	$ 3,147,151	$ 1,094,617	$ 230,591
Balance, shares at Dec. 31, 2014		11,666,667
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering costs of $1,597,143	18,594,972	$ 4,038	18,590,934
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering costs of $1,597,143, shares		4,038,423
Issuance of common stock	23,088	$ 28	23,060
Issuance of common stock, shares		27,705
Net income	7,948,173				8,041,541		(93,368)
Appropriations to statutory reserve				1,006,479	(1,006,479)
Foreign currency translation loss	(702,167)					(702,167)
Balance at Dec. 31, 2015	43,318,590	$ 15,733	29,722,127	2,868,844	10,182,213	392,450	137,223
Balance, shares at Dec. 31, 2015		15,732,795
Issuance of common stock	123,339	$ 24	123,315
Issuance of common stock, shares		23,705
Net income	7,943,053				7,943,033		20
Appropriations to statutory reserve				1,149,113	(1,149,113)
Foreign currency translation loss	(1,913,200)					(1,913,200)
Balance at Dec. 31, 2016	49,471,782	$ 15,757	29,845,442	4,017,957	16,976,133	(1,520,750)	137,243
Balance, shares at Dec. 31, 2016		15,756,500
Issuance of common stock	58,867	$ 24	58,843
Issuance of common stock, shares		23,705
Net income	6,290,672				6,277,797		12,875
Appropriations to statutory reserve				599,082	(599,082)
Foreign currency translation loss	2,172,347					2,172,347
Balance at Dec. 31, 2017	$ 57,993,668	$ 15,781	$ 29,904,285	$ 4,617,039	$ 22,654,848	$ 651,597	$ 150,118
Balance, shares at Dec. 31, 2017		15,780,205